Document And Entity Information	9 Months Ended
Sep. 30, 2026
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	Atlanticus Holdings Corporation
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-2336689
Entity Address, Address Line One	Five Concourse Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	828-2000
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001464343
Amendment Flag	false